Label	Element	Value
Stone Ridge High Yield Reinsurance Risk Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge High Yield Reinsurance Risk Premium Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Stone Ridge High Yield Reinsurance Risk Premium Fund’s (the “Fund”) investment objective is to seek a high level of total return consisting of income and preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund generally does not pay transaction costs, such as commissions, when it buys and sells event-linked bonds. With respect to certain trades in event-linked bonds and other investments, the Fund may pay transaction costs, such as commissions, when it buys and sells such investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 11.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.64%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing in reinsurance-related securities should involve a long-term view and a systematic focus on sources of expected return, not on security selection or market timing. In constructing an investment portfolio, the Adviser identifies a universe of eligible securities with well-defined risk and return characteristics. It then seeks to obtain broad investment exposure to a meaningful subset of that universe while efficiently managing the portfolio and keeping trading costs low. Because the risks in reinsurance-related securities – largely related to natural or non-natural disasters, such as earthquakes or plane crashes – are not similar to the risks investors bear in traditional equities and debt markets, the Adviser believes that investment in reinsurance-related securities may provide benefits when added to traditional portfolios. As such, the Adviser does not intend to buy or sell securities for the portfolio based on prospects for the economy or based on movements of traditional equities and debt securities markets.

The Fund will pursue its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, shares or notes issued in connection with quota shares (“Quota Share Notes”), shares or notes issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), shares or notes issued in connection with industry loss warrants (“ILW Notes”) and, to a lesser extent, event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities. In addition, the Fund will also invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield, high risk debt securities (commonly referred to as “junk bonds”).

High yield securities typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Adviser has broad discretion to allocate the Fund’s assets among these investment categories. As of December 31, 2015, the median spread above collateral of event-linked bonds (as stated in the offering materials for the bonds) was approximately 4.90%, although this may change due to the variable nature of the event-linked bond yields and/or other market circumstances. Consistent with its investment objective and its 80% policies, the Fund may invest in reinsurance-related securities across the yield spectrum, but will generally focus its investments in higher yielding, higher risk securities (i.e., those above the median yield). The Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer.

When selecting event-linked bonds and other reinsurance-related securities for investment, the Adviser evaluates the evolving universe of reinsurance-related securities by performing its own analysis based on quantitative and qualitative research. The Adviser may rely upon information and analysis obtained from brokers, dealers and ratings organizations, among other sources. The Adviser then uses quantitative and qualitative analysis to select appropriate reinsurance-related securities within each trigger-event category. Trigger event categories include “indemnity triggers,” which are tied to the losses of the issuer; “parametric triggers,” which are tied to the non-occurrence of specific events with defined parameters; “industry loss triggers,” which are tied to industry-wide losses; and “modeled loss triggers,” which are tied to the hypothetical losses resulting from a modeled event and could be issuer-specific or industry-wide. Certain investments may have multiple triggers or a combination of the different types of triggers. The Adviser’s qualitative and quantitative analysis may consider various factors, such as trigger transparency, sponsor basis risk, call provisions, moral hazard, and correlation with other investments, and will also guide the Adviser in determining the desired allocation of event-linked bonds by trigger event category and in different regions.

Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

The Fund may also seek to gain exposure to reinsurance contracts by holding notes or preferred shares issued by a special purpose vehicle (“SPV”) whose performance is tied to underlying reinsurance transaction(s), including Quota Share Notes, Excess of Loss Notes and ILW Notes. The Fund, as holder of a note or preferred share issued by the SPV, would be entitled to participate in the underwriting results and investment earnings associated with the SPV’s underlying reinsurance contracts.

Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, the SPV would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims, up to the total amount invested. The Fund will generally seek to gain exposure to geographically diversified natural catastrophe Quota Share Notes and the Quota Share Notes in which the Fund invests will typically be high yield, high risk instruments.

Investments in Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

Investments in ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit US Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single US hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as windspeed or earthquake magnitude and location. The Fund, as holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below investment grade securities (“junk bonds”) (i.e., those rated below Baa3 by Moody’s Investors Service, Inc. and lower than BBB- by Standard & Poor’s Rating Group). Because most event-linked bonds are typically rated below investment grade and Quota Share Notes, Excess of Loss Notes and ILW Notes are typically unrated, a substantial portion of the Fund’s assets will typically be invested in below investment grade bonds, similar in some respects to high yield corporate bonds. Event-linked catastrophe bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes are exposed to catastrophic insurance risk whereas high yield bonds are typically exposed to the potential default of financially distressed issuers. The Fund has no limit as to the maturity of the reinsurance-related securities in which it invests or as to the market capitalization of the issuer. The Fund may invest in event-linked bonds, Quota Share Notes, Excess of Loss Notes, ILW Notes and debt securities of any credit rating, including those rated below investment grade or, if unrated, determined by the Adviser to be of comparable quality. With respect to event-linked bonds, the rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal. In addition to ratings issued by rating agencies, event-linked bonds are generally issued with an attachment probability and expected loss percentage determined by an independent modeler (a “risk model”). A risk model is created based on historical data and averages as well as scientific and probabilistic analysis and is used to inform investors and others on the potential impact of a wide variety of catastrophic events or other specified events that result in physical and/or economic loss. The Adviser, in selecting investments for the Fund, will generally consider risk models created by independent third parties, the sponsor of a reinsurance-related security or a broker. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge.

In implementing the Fund’s investment strategy, Stone Ridge will seek to invest in reinsurance-related securities tied to a varied group of available perils and geographic regions. Further, within each region and peril, Stone Ridge seeks to hold a balance of exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business. The Adviser will continue to monitor the risk of the Fund’s investments on a regular basis.

Many of the reinsurance-related securities in which the Fund will invest will be issued by non-U.S. issuers. As a result, the Fund may invest substantially in securities issued by foreign sovereigns or by U.S. or foreign entities that are corporations, partnerships, trusts or other types of business entities.

Under normal circumstances, the Fund intends to invest substantially all its assets in reinsurance-related securities. The Fund retains the flexibility, however, to invest in other instruments as the Adviser may consider appropriate from time to time, including registered investment companies, U.S. government securities, cash and cash equivalents. The Fund may also enter into other types of investments that enable the Fund to provide risk transfer services, as the Adviser may consider appropriate from time to time.

The Fund may obtain leverage through borrowings in seeking to achieve its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

 An investment in the Fund involves a high degree of risk. The reinsurance-related securities in which the Fund invests are typically considered “high yield” and reinsurance-related debt securities may be considered “junk bonds.” It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 5 of this Prospectus.

Reinsurance-Related Securities Risk. The principal risk of an investment in a reinsurance-related security is that a triggering event(s) (e.g., (i) natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area; or (ii) non-natural events, such as large aviation disasters) will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Fund, the Fund could suffer substantial losses and an investor will lose money. A majority of the Fund’s assets will be invested in reinsurance-related securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.

Event-Linked Bonds. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Such losses may be substantial. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” The rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.

Catastrophe bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes are also subject to extension risk. The sponsor of such an investment might have the right to extend the maturity of the bond or note to verify that the trigger event did occur or to process and audit insurance claims. The typical duration of mandatory and optional extensions of maturity for reinsurance-related securities currently is between three months to two years. In certain circumstances, the extension may exceed two years. An extension to verify the potential occurrence of a trigger event will reduce the value of the bond or note due to the uncertainty of the occurrence of the trigger event and will hinder the Fund’s ability to sell the bond or note. Even if it is determined that the trigger event did not occur, such an extension will delay the Fund’s receipt of the bond’s or note’s principal and prevent the reinvestment of such proceeds in other, potentially higher yielding securities.

Catastrophe bonds have been in use only since the mid-1990s. As a relatively new type of financial instrument, there is limited trading history for these securities and in certain instances there may be a limited or no active trading market, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets.

Quota Share Notes, Excess of Loss Notes and ILW Notes. The Fund may gain exposure to reinsurance contracts through Quota Share Notes, Excess of Loss Notes and ILW Notes. These securities are subject to the same risks discussed herein for event-linked or catastrophe bonds. In addition, because Quota Share Notes, Excess of Loss Notes and ILW Notes represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s investment in Quota Share Notes, Excess of Loss Notes and ILW Notes, which will place the Fund’s assets at greater risk of loss than if the Adviser had more complete information. The lack of transparency may also make the valuation of Quota Share Notes, Excess of Loss Notes and ILW Notes more difficult and potentially result in mispricing that could result in losses to the Fund. See “Illiquidity and Restricted Securities Risk” and “Valuation Risk” discussed herein. In Quota Share Notes trades, ILW Notes trades and Excess of Loss Notes trades, the Fund cannot lose more than the amount invested.

Risk-Modeling Risk. The Adviser, in selecting investments for the Fund, will generally consider risk models created by independent third parties, the sponsor of a reinsurance-related security or a broker. The Adviser may also consider its own risk models based on comparable prior transactions, quantitative analysis, and industry knowledge. Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. The Adviser will use the output of the risk models before and after investment to assist the Adviser in assessing the risk of a particular reinsurance-related security or a group of such securities. Risk models are created using historical, scientific and other related data. Because such risk models are based in part upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event. In addition, any errors or imperfections in a risk model or in the data on which it is based or any technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. Risk models are used by the Adviser as one input in its risk analysis process for Fund investments.

Illiquidity and Restricted Securities Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. As a relatively new type of financial instrument, there is limited trading history for reinsurance-related securities, even for those securities deemed to be liquid.

The Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid. The Adviser believes a sufficient liquid market exists for reinsurance-related securities in order to meet these requirements. However, there can be no assurances that a liquid market for the Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. The Fund may be unable to sell its investments, even under circumstances where the Adviser believes it would be in the best interests of the Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with redemptions) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Certain of the instruments in which the Fund may invest are subject to restrictions on resale by the federal securities laws or otherwise, such as securities offered privately pursuant to Section 4(a)(2) of the Securities Act of 1933 (the “1933 Act”) and securities issued pursuant to Rule 144A under the 1933 Act. While certain restricted securities may, notwithstanding their limitations on resale, be treated as liquid if Stone Ridge determines, pursuant to the applicable procedures, that such treatment is warranted, there can be no guarantee that any such determination will continue. Restricted securities previously determined to be liquid may subsequently become illiquid while held by the Fund. Even if such restricted securities are not deemed to be illiquid, they may nevertheless be difficult to value and the Fund may be required to hold restricted securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities. This may result in losses to the Fund and investors.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. In addition, pricing of reinsurance-related securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur. The Fund’s investments in reinsurance-related securities for which market quotations are not available will be valued pursuant to procedures adopted by the Board. Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Fund’s investment in a reinsurance-related security may be priced using fair value methods. Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, shareholders could lose money upon redemption or could pay too much for shares purchased.

Moral Hazard Risk. Reinsurance-related securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). Reinsurance-related securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such reinsurance-related securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. For example, if an event-linked bond issued will be triggered at $500 million in losses to the sponsor, once that trigger is hit (i.e., the sponsor experiences $500 million in losses under the contracts it has written), the bond purchaser will lose all or a portion of its principal invested (plus any additional interest). In this situation, the ceding sponsor has an incentive to pay the claims more generously when the loss amount is near the trigger amount set in the bond (i.e., to claim $500 million in losses, when perhaps it could be argued that actual losses were $499.9 million). Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.

Limited Availability and Reinvestment Risk. Investments in reinsurance-related securities may be limited, which may limit the amount of assets the Fund may be able to invest in reinsurance-related securities. The limited availability of reinsurance-related securities may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets the Fund’s investment objective and lack of availability of reinsurance-related securities in the secondary market. Original issuances of event-linked bonds (and in particular hurricane-related catastrophe bonds) may be concentrated in the first two calendar quarters of each year while original issuances of Quota Share Notes and Excess of Loss Notes may be concentrated in particular reinsurance renewal months (January, and to a lesser extent, April, June, and July). Thereafter, the availability of reinsurance-related securities is subject to natural fluctuations in the secondary market. Therefore, if reinsurance-related securities held by the Fund mature or if the Fund must sell securities to meet redemption requests, the Fund may be required to hold more cash than it normally would until reinsurance-related securities meeting the Fund’s investment objectives become available. Due to the potentially limited availability of additional reinsurance-related securities, the Fund may be forced to reinvest in securities that are lower yielding or less desirable than the securities the Fund sold. This is known as reinvestment risk, and may reduce the overall return on its portfolio securities.

Investments in Non-Voting Securities Risk. To the extent the Fund purchases non-voting securities or contractually forgoes its right to vote securities of an SPV, it will not be able to vote on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the SPV. If the reinsurance-related securities in which the Fund invests carry voting rights, the Fund ordinarily will limit such investments to 5% or less of the issuing SPV’s outstanding voting securities. However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser, the Fund may also contractually forego its right to vote securities or may purchase non-voting securities of such SPVs. If the Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act. Such limitations may interfere with portfolio management of the Fund which may adversely impact the Fund’s performance.

Reinsurance Industry Risk. The performance of reinsurance-related securities and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.), non-natural large catastrophes and other specified events causing physical and/or economic loss. Triggering events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires and floods. Non-natural perils include disasters resulting from human activity, such as commercial and industrial accidents or business interruptions. Major natural disasters in populated areas (such as in the cases of hurricane Katrina in New Orleans in 2005 and super storm Sandy in the New York City metropolitan area in 2012) or related to high-value insured property (such as plane crashes) can result in significant losses and investors in reinsurance-related securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in reinsurance-related securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the reinsurance-related securities held by the Fund will result in substantial losses to the Fund. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Fund.

Floating-Rate Instrument Risks. A significant percentage of the reinsurance-related securities in which the Fund invests are expected to be variable rate, or floating-rate, event-linked bonds. Floating-rate instruments and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most event-linked bonds in which the Fund currently intends to invest is typically invested in low-risk investments, certain SPVs in which the Fund invests may permit investment of collateral in higher risk, higher yielding investments. Thus, the value of collateral, if any, securing the Fund’s investments in event-linked bonds can decline or may be insufficient to meet the issuer’s obligations and the collateral, if repaid to the Fund, may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

Borrowing Risk. The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return.

Leverage Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage. Therefore, the Fund is subject to leverage risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. This risk is enhanced for the Fund because it invests substantially all its assets in reinsurance-related securities. Reinsurance-related securities can quickly lose all or much of their value if a triggering event occurs. Thus, to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh the Fund’s investment and result in significant losses to the Fund. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Fund may invest in derivatives for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Swaps Risk. The Fund may obtain event-linked exposure by investing in, among other things, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies. Trigger events include hurricanes, earthquakes, weather-related phenomena and other criteria determined by independent parties. If a trigger event(s) occurs, the Fund may lose the swap’s notional amount. As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in reinsurance-related securities, including risks associated with the counterparty and leverage.

Below Investment Grade Securities and Unrated Securities Risk. The Fund may have exposure, without limitation, to reinsurance-related securities that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. Below investment grade debt securities, which are commonly called “junk bonds,” are rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc., (“Moody’s”), or have comparable ratings by another rating organization. The rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss. The rating also reflects the reinsurance-related security’s credit risk and the model used to calculate the probability of the trigger event. The rating system for reinsurance-related securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc. The Adviser may use reports from one or more of these modeling firms as part of its investment process or may create its own internal risk model for this purpose. Different methodologies are used to evaluate the probability of various types of pre-defined trigger events. If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to a reinsurance-related security that is not justified. Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks. Additionally, because there are few major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.

Credit Risk. The reinsurance-related securities in which the Fund invests will be subject to credit risk. The principal invested in many reinsurance-related securities is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV. In these cases, typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds). However, in certain reinsurance-related securities, the collateral account may be invested in high yielding, higher risk securities. Collateral will generally be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV; therefore, the Fund is dependent upon the manager to invest the collateral account proceeds appropriately. A small portion of the reinsurance-related securities in which the Fund invests may, in lieu of such collateral account arrangements, provide for the collateral to be held by the reinsurer. When a collateral account is invested in higher yielding, higher risk securities or when the collateral is held directly by the reinsurer, the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral. Such non-payments and defaults may reduce the income to the Fund and negatively impact the value of Fund shares.

Foreign Investing Risk. The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the Fund with contractual rights under the terms of the issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities (see “Currency Risk” below). Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

Currency Risk. It is expected that a substantial portion of the Fund’s investments in reinsurance-related securities will be U.S. dollar denominated investments. To the extent the Fund invests in non-U.S. denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. Currency exchange rates can fluctuate significantly for many reasons. The dollar value of foreign investments may also be affected by exchange controls. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged.

Equity Investing Risk. The Fund may at times invest in equity securities, which may be publicly or privately offered. The equity securities in which the Fund invests may be more volatile than the equity markets as a whole. Equity securities risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns.

Non-Diversification Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Market Risk. The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries.

Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser, may choose to hedge or not to hedge positions at disadvantageous times and may fail to use derivatives effectively. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.

Tax Risk. The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. The Fund’s expense limitation agreements, which generally remain in effect for a period of one year, mitigate this risk. However, there is no assurance that the Adviser will renew such expense limitation agreements from year-to-year.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
Q3 2014 3.76%	Q2 2015 0.11%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.11%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund shares” is higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund shares” is higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2015
Stone Ridge High Yield Reinsurance Risk Premium Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,998
Annual Return 2014	rr_AnnualReturn2014	8.56%
Annual Return 2015	rr_AnnualReturn2015	5.37%
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,159
Label	rr_AverageAnnualReturnLabel	Class M Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013